Net Income Per Share	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Net Income Per Share
Note 8: Net Income per share
Basic net income per share is computed by dividing net income by the weighted-average number of common shares outstanding for the period, without consideration for potentially dilutive securities. Diluted net income per share is computed by dividing net income by the weighted-average number of common shares and dilutive common share equivalents outstanding for the period determined using the treasury-stock and if-converted
methods.
Dilutive common share equivalents are comprised of warrants and shares issuable under our convertible debt arrangement described in Note4:Debt.
The following table presents the calculation of basic and diluted net income per share (in thousands except share and per share amounts):

	Years Ended December 31,
	2021	2020	2019
Numerator:
Net income applicable to common shareholders — basic	$78,108	$53,623	$36,325
Dilutive effect of assumed conversion of convertible debt	—	2,687	7,311
Net income applicable to common shareholders — diluted	$78,108	$56,310	$43,636
Denominator:
Weighted average shares outstanding — basic	2,303,200	1,807,410	1,192,725
Dilutive effect of assumed conversion of convertible debt	—	295,028	715,258
Dilutive effect of assumed conversion of warrants	—	46,676	87,148
Weighted average shares outstanding — diluted	2,303,200	2,149,114	1,995,131
Basic net income per share	$33.91	$29.67	$30.46
Diluted net income per share	$33.91	$26.20	$21.87